Investments Total Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Investments [Abstract]
Equity method investments	$ 1,668,316	$ 1,689,996
Cost method investments	20,868	18,238
Marketable equity securities	3,516	8,958
Investments	$ 1,692,700	$ 1,717,192